DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2016
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1      DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

(a)    Description of business

GDS Holdings Limited (the “Parent” or “GDS Holdings”) was incorporated in the Cayman Islands on December 1, 2006. GDS Holdings and its consolidated subsidiaries and consolidated variable interest entities (collectively referred to as “the Company”) are principally engaged in providing colocation, managed hosting and managed cloud services in the People’s Republic of China (the “PRC”). The Company operates its data centers in Hong Kong Special Administrative Region, Shanghai Municipality, Beijing Municipality, Jiangsu Province, Guangdong Province and Sichuan Province of the PRC and serves customers that primarily operate in the internet and banking industries.

(b)    Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousand.

The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements, including obtaining new bank borrowings or renewing its existing bank borrowings.

Historically, the Company relied on external bank and third party loans and issuances of preferred shares and convertible bonds to fund its working capital and capital expenditure requirements and to meet its obligations and commitments when they become due.

On November 7, 2016, the Company closed its initial public offering in which the Company offered and sold 19,250,000 American depositary shares (“ADSs”) representing 154,000,000 Class A ordinary shares, at a price of US$10.00 per ADS for an offering size of approximately US$192,500. On December 6, 2016, the underwriters exercised their option to purchase from the Company 820,735 additional ADSs representing 6,565,880 Class A ordinary shares for an offering size of approximately US$8,207.